CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2017
Record Street Brewing Co [Member]
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

The Company borrowed $100,000 in June 2017 in the form of two unsecured convertible notes payable with a maturity date of June 30, 2018. These notes payable are convertible for 1,000 shares. Interest is accruing on these notes at 10% per annum. On December 31, 2017, immediately before the acquisition described below, the Company converted the convertible notes described above to 1,000 common shares